As filed with the Securities and Exchange Commission on November 26, 2018
1933 Act Registration No. 333-191329
1940 Act Registration No. 811-08557

CIK No. 0001048607
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 13
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 228
Lincoln Life Flexible Premium Variable Life Account M
 (Exact Name of Registrant)
Lincoln VULone2014
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
 (Exact Name of Depositor)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, Including Area Code: (260) 455-2000
Kirkland L. Hicks
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
 Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Scott C. Durocher
The Lincoln National Life Insurance Company
 350 Church Street
Hartford, CT 06103
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended December 31, 2017 was filed March 26, 2018.
It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b)
/ /	on August 10, 2018 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/X/	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be December 18, 2018.

This Post-Effective Amendment No. 13 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 12 to Registration Statement No. 333-191329 filed pursuant to Rule 485(a) under the Securities Act of 1933 on September 28, 2018. The contents of Post-Effective Amendment No. 12 are being incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 13 to the Initial Registration Statement on Form N-6 (File No. 333-191329; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 26th day of November, 2018.

Lincoln Life Flexible Premium Variable Life Account M
(Registrant)

/s/ Joshua Durand
By _________________________________
Joshua Durand
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Joshua Durand
By _________________________________
Joshua Durand
Vice President

Pursuant to the requirements of the Securities Act of 1933and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, this Post-Effective Amendment No. 13 to the Initial Registration Statement on Form N-6 (File No. 333-191329; 811-08557; CIK: 0001048607) has been signed below on November 26, 2018, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                                    Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________	Executive Vice President, Chief Investment Officer
Ellen G. Cooper

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Kirkland L. Hicks*
______________________________	Executive Vice President, Chief Counsel and Director
Kirkland L. Hicks

/s/ Wilford H. Fuller*
_____________________________                               Executive Vice President and Director
Wilford H. Fuller

/s/ Keith J. Ryan *
______________________________                           Vice President and Director
Keith J. Ryan

            /s/ Scott C. Durocher
* By ________________________________________
Scott C. Durocher
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement